Summary of significant accounting policies - Accounting policies changed during the period, Balance sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Property, plant and equipment, net	$ 1,480,439	$ 831,377	[1]	$ 814,867	[1]
Investment property	40,725	42,342	[1]	44,581	[1]
Deferred tax assets	16,191	30,808	[1]	25,043	[1]
TOTAL ASSETS	2,277,372	1,645,089	[1]	1,496,397	[1]
Retained earnings	237,188	106,209	[1]	92,997	[1]
Cumulative translation adjustment	(666,037)	(552,604)	[1]	(533,120)	[1]
Non-controlling interest	44,509	9,139	[1]	11,970	[1]
TOTAL SHAREHOLDERS EQUITY	$ 1,108,145	683,019	[1],[2]	712,304	[1],[3]	$ 564,150
Previously stated
Property, plant and equipment, net		820,931		802,608
Investment property		2,271		2,666
Deferred tax assets		43,437		38,586
TOTAL ASSETS		1,607,201		1,455,766
Retained earnings		60,984		50,998
Cumulative translation adjustment		(541,545)		(527,364)
Non-controlling interest		5,417		7,582
TOTAL SHAREHOLDERS EQUITY		645,131		671,673
Increase/ (Decrease)
Property, plant and equipment, net		10,446		12,259
Investment property		40,071		41,915
Deferred tax assets		(12,629)		(13,543)
TOTAL ASSETS		37,888		40,631
Retained earnings		45,225		41,999
Cumulative translation adjustment		(11,059)		(5,756)
Non-controlling interest		3,722		4,388
TOTAL SHAREHOLDERS EQUITY		$ 37,888		$ 40,631

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.
[2]	2017 information has been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[3]	2016 information has been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.